Goodwill and Intangible assets - Intangible Assets, Net (Parenthetical) (Detail) - Disposal Group, Held-for-Sale, Not Discontinued Operations [Member] - HDFC Credila Financial Services Limited [Member]
₨ in Millions
12 Months Ended
Mar. 31, 2026 INR (₨)
Brand [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Indefinite lived intangible assets written off related to sale of business unit	₨ 8,527.5
Distribution Service [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Indefinite lived intangible assets written off related to sale of business unit	₨ 8,972.4